Revenues	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Revenues
23.	REVENUES
Details of revenues were as follows:

	Years ended
	January 31, 2024	January 31, 2023
Powersports
Year-Round Products	$5,339.4	$4,827.1
Seasonal Products	3,410.7	3,440.3
Powersports PA&A and OEM Engines	1,184.6	1,276.4
Marine	432.3	489.6
Total	$10,367.0	$10,033.4